Variable Interest Entities ("VIE") - Narrative (Details) - vessel	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Apr. 16, 2019
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	9	9
Variable Interest Entity, Primary Beneficiary | Minimum
Variable Interest Entity [Line Items]
Sale and leaseback term	7 years
Variable Interest Entity, Primary Beneficiary | Maximum
Variable Interest Entity [Line Items]
Sale and leaseback term	10 years
ICBCL Agreement | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	4
CMBL Agreement | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
CCBFL Agreement | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
COSCO Shipping Agreement | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
CSSC | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
AVIC Agreement | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
FLNG | Gimi MS
Variable Interest Entity [Line Items]
Ownership percentage			30.00%